Phase Tactical Core Fund (Prospectus Summary) | Phase Tactical Core Fund
Phase Tactical Core Fund
Investment Objective
The investment objective of the Phase Tactical Core Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Phase Tactical Core Fund	Institutional Class Shares	Class A Shares
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Phase Tactical Core Fund		Institutional Class Shares	Class A Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	3.01%	3.01%
Acquired Fund Fees and Expenses	[1]	0.12%	0.12%
Total Annual Fund Operating Expenses		4.38%	4.63%
Less: Fee Waiver/Expense Reimbursement		(1.76%)	(1.76%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	2.62%	2.87%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, PhaseCapital L.P. (the "Adviser"), and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) for the Fund do not exceed 2.50% and 2.75% of the Fund's average net assets for Institutional Class shares and Class A shares, respectively, through May 31, 2015, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). The current operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to the limitations on Fund expenses described herein, for fees it waives and Fund expenses it paid for a period of three fiscal years from the date of such waiver and/or reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through May 31, 2015.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Phase Tactical Core Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class Shares	265	814
Class A Shares	290	889

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in the realization of capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35% but scheduled to increase to
39.6% for tax years beginning after December 31, 2012). These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
The Fund seeks to deliver improved risk-adjusted returns and more consistent volatility with respect to the S&P 500® Index over the course of a market cycle by allocating its assets among equity index futures contracts and investments in
U.S. Treasury securities. The pursuit of the Fund's investment objective involves the use of leverage. The Fund's use of leverage means that the Fund is riskier than alternatives that do not use leverage because the Fund's objective is to deliver improved risk-adjusted outperformance with respect to the S&P 500®
Index, in part through the use of embedded leverage to magnify the performance of the S&P 500® Index from time to time.

The Fund will invest in futures contracts that represent underlying equity securities that comprise the S&P 500® Index. The Adviser expects that typically up to 20% of the Fund's total net assets will be invested in S&P 500® equity index futures. However, because the equity index futures in which the Fund invests use notional funding (meaning that nominal trading levels exceed the cash deposited in trading accounts), the Fund will maintain an exposure to S&P
500 equity index futures at a level between 0% and 200% of the Fund's total net assets. The Fund intends to cover its exposure on futures positions by segregating assets in a net amount equal to the amount the Fund would be required to pay upon cash settlement of the futures positions and/or with offsetting put or call options or swap agreements sufficient to generate the cash proceeds necessary to enable the Fund to pay the amounts due on cash settlement of the futures positions. Although the investments in futures contracts may be highly correlated to the broad equity market, the Advisor expects that the performance of the Fund will have a reduced correlation to the broad equity market over a market cycle.

Whether the Fund realizes a gain or loss from investments in futures contracts depends upon movements in the underlying indices. The extent of the Fund's loss from leveraged positions in futures contracts is potentially unlimited. To this extent, the Fund will not enter into these transactions unless it owns either offsetting ("covered") positions in put or call options or swap agreements, and/or cash and liquid assets with a value, marked-to-market (adjusted daily as the value of the futures position varies), sufficient to cover its potential obligations.

The Fund will invest in U.S. Treasury securities to serve as cover for the
Fund's investments in futures contracts, as described above, and as a means of generating interest income and to preserve principal. These investments will typically consist of exchange traded funds ("ETFs") or other investment companies that invest in U.S. Treasury securities, but may also include direct investments in U.S. Treasury securities. Under normal conditions, the Adviser expects that 80% to 100% of the Fund's net assets will be invested in U.S.
Treasury ETFs and other U.S. Treasury securities. The Fund may hold larger positions in U.S. Treasury securities during periods of higher market-level risk as determined by the Adviser's investment model discussed below. The Fund's investments in U.S. Treasury ETFs and other U.S. Treasury securities are not limited as to maturity.

The Adviser has developed technology that measures various factors that characterize trading risk on an intraday basis. The set of measurements includes cross-sectional volatility (standard deviation) of the returns of a set of U.S.
listed equity securities, sampled intraday, correlation and changes in correlation of the intraday price movement of securities in the sample and metrics related to liquidity, such as trading volume and order book depth. The
Adviser uses an algorithm to interpret the risk measurements in the context of their historical levels and prescribe a target equity exposure for the Fund's investment portfolio. In general, higher levels of observed risk indicate a decreased level of target equity exposure, and lower levels of observed risk indicate an increased level of target equity exposure. The Fund's target equity exposure can range from zero to two times the net asset value of the Fund. The difference between the current notional equity exposure of the Fund and the target exposure determined by the Adviser's investment process described above defines a set of trades, which the Adviser then executes by selling equity exposure in the event that the target exposure is less than the current exposure and by buying equity exposure in the event that the target exposure exceeds the current exposure.

As an alternative to investing in futures contracts to gain exposure to the securities that comprise the S&P 500® Index, the Fund may at times invest in ETFs that acquire and hold either shares of all of the companies that are represented by the S&P 500® Index in the same proportion that is represented in the index itself or shares of a sampling of the companies that are represented by the S&P 500® Index in a proportion meant to track the performance of the entire index.

The Adviser seeks to provide risk-adjusted outperformance relative to the S&P
500® Index via active risk management of the Fund's exposure to the index. In general, the Adviser buys index exposure when it believes the risk associated with investment in the index to have decreased and sells index exposure when it believes the risk associated with investment in the index to have increased.

By achieving S&P 500® Index exposure through futures, a leveraged exposure to the index is achieved per unit of investment, allowing the excess cash to be used for positions in other securities. For the portion of the portfolio not invested in futures, the Adviser intends to invest in securities that offer exposure to U.S. Treasury bonds with tenure longer than that of the S&P 500®
Index futures, and some interest rate risk is mitigated by varying the duration.

The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The
Advisor may engage in active trading of the Fund's portfolio investments to achieve the Fund's investment objective.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

·  Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  Equity Market Risk. Equity markets, including common stocks, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·  Aggressive Investment Techniques Risk. The Funds may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

·  Derivatives Risk. Derivatives, including futures contracts, put options and swap agreements, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of a derivative instrument may not correlate perfectly to the underlying securities index or overall securities markets. Specific types of derivative instruments are also subject to a number of additional risks, such as:

  ·  Futures and Options Risks. Futures contracts and options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

  ·  Swap Agreement Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

  ·  Liquidity Risk. The risk that the Fund may not be able to sell or close out a derivative instrument.

  ·  Interest Rate Risk. The risk that underlying investments may lose value due to interest rate changes.

  ·  Credit Risk. The risk that underlying investments may lose value due to borrowers defaulting or failing to pay back debt or counterparties not performing their obligations under contracts with the Fund.

·  Exchange-Traded Funds Risk. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying ETF shares. There are risks related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF's shares may trade at a discount to their net asset value ("NAV") or that an active trading market for an ETF's shares may not develop or be maintained.

·  Leverage Risk. Investments in futures contracts involve the use of leverage. Leverage can increase the investment returns of the Fund. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. The Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

·  Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities such as those emphasized by the Fund. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  Risk of Non-Diversification. The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.
Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.